SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term deposits, weighted average interest rate		2.82%	1.63%
Short-term bank deposits due to hedging transacations		$ 2,500	$ 2,581
Inventory write-offs		2,231	1,260	$ 1,004
Cumulative inventory write-off		2,818	2,756
Impairment of intangible assets
Reserve for sales returns		191	686
Advertising expenses		1,270	1,236	1,081
Severance expense		$ 1,950	$ 1,801	$ 1,976
Annual post-vesting forfeiture rate		41.00%	41.00%	41.00%
Annual pre-vesting forfeiture rate		33.00%	33.00%	33.00%
Allowance for doubtful accounts		$ 1,415	$ 1,292
Grants participations excluded from research and development costs		$ 374	392	$ 606
Weighted average cost of debt		2.00%
Changes in deferred revenue		$ 712
Cumulative-effect adjustment to retained earnings		712
Remaining performance obligations		5,279
Amortization of deferred commission		1,462
Revenues		95,837	$ 81,992	$ 90,369
Adoption of ASC 606, Effect [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Revenues		$ 92
Optenet [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Expected volatility		42.50%
Netonomy [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Expected volatility		20.70%
Subsequent Event [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Right of use of asstes and liabilities	$ 6,700